Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
EMPLOYEE BENEFITS
Schedule of assumptions used to determine fair value of time-based options

	2016	2015

Expected term (years)	6.5	6.5
Risk-free interest rate	1.33% - 1.84%	1.66% - 2.06%
Expected volatility	36.02 - 36.84%	55%
Dividend yield	-%	-%

Summary of changes in outstanding time-based stock options

	Number of Options	Weighted- Average Exercise Price	Average Remaining Contractual Term (In Years)

Shares under option—December 31, 2015	1,081,901	$9.82	3.9
Shares granted	237,500	9.51
Shares forfeited or expired	(111,926)	10.33
Shares exercised	(313,460)	9.72
Shares under option—December 31, 2016	894,015	9.66	5.9
Shares exercisable—December 31, 2016	493,241	8.79	3.3

Shares under option—December 31, 2014	1,096,774	$9.28	3.7
Shares granted	162,500	12.65
Shares forfeited or expired	(7,267)	9.54
Shares exercised	(170,106)	9.02
Shares under option—December 31, 2015	1,081,901	9.82	3.9
Shares exercisable—December 31, 2015	872,641	9.18	2.6

Summary of the status of nonvested time-based options

	Number of Options	Average Grant-Date Fair Value

Nonvested options—December 31, 2015	209,260	$6.21
Shares granted	237,500	3.65
Shares forfeited	(21,500)	6.36
Shares vested	(24,486)	3.35
Nonvested options—December 31, 2016	400,774	$4.86

Nonvested options—December 31, 2014	76,031	$3.29
Shares granted	162,500	6.89
Shares forfeited	(7,267)	2.84
Shares vested	(22,004)	2.32
Nonvested options—December 31, 2015	209,260	$6.21